Accrued Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expense
Professional fees	$ 2,112	$ 3,298	$ 1,705
Salaries and wages	117	121	615
Interest payable	1	70	184
Taxes payable			54
Other	27	54	6
Total accrued expenses	$ 2,257	$ 3,543	$ 2,564